Expense Example - Payden Cash Reserves Money Market Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	$ 479